Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2023	201	-	201	28
Additions	-	-	-	-
Amortization expense	(34)	-	(34)	(5)
Net balance as of June 30, 2024	167	-	167	23

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expenses for intangible assets were RMB50 and RMB34 (US$5) for the six months ended June 30, 2023 and 2024, respectively. No impairment charge was recorded for the six months ended June 30, 2023 and 2024, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2024 (July – December)	36	5
2025	70	10
2026	61	8
	167	23

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal -use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2022	286	-	286	40
Amortization expense	(85)	-	(85)	(12)
Net balance as of December 31, 2023	201	-	201	28

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expenses for intangible assets were RMB85 and RMB85 (US$12) for the years ended December 31, 2022 and 2023, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next three years are as follows:

	RMB	US$
2024	70	10
2025	70	10
2026	61	8
	201	28